Nature of the Business - Additional Information (Detail)			1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Feb. 11, 2016 USD ($) $ / shares shares	Jan. 19, 2016	Feb. 29, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014 $ / shares shares
Nature Of Business [Line Items]
Accumulated deficit | $				$ (137,262,000)	$ (120,218,000)				$ (137,262,000)		$ (120,218,000)	$ (95,178,000)
Cash and cash equivalents | $				$ 42,642,000	$ 13,844,000				$ 42,642,000		$ 13,844,000	$ 8,793,000
Reverse stock split description									On January 19, 2016, the Company effected a 1-for-10.8102 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company's Preferred Stock.		On January 19, 2016, the Company effected a 1-for-10.8102 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company's Preferred Stock
Reverse stock split ratio		10.8102
Reverse stock split effective date									Jan. 19, 2016		Jan. 19, 2016
Proceeds from stock issuance, net of underwriting discounts, commissions, and other offering expenses | $									$ 46,500,000
Number of shares converted			9,699,600
Number shares issued in share conversion			2,590,742
Net income (loss) per share attributable to common stockholders-basic | $ / shares				$ (0.47)	$ (13.95)	$ (16.77)	$ 0.12	$ (14.68)	$ (1.23)	$ (11.10)
Net income (loss) per share attributable to common stockholders-diluted | $ / shares				$ (0.47)	$ (13.95)	$ (16.77)	(0.46)	$ (14.68)	$ (1.23)	$ (11.10)
Preferred stock, authorize for future issuance					81,760,000						81,760,000	81,760,000
Preferred stock, par value | $ / shares					$ 0.001						$ 0.001	$ 0.001
Scenario, Previously Reported [Member]
Nature Of Business [Line Items]
Net income (loss) per share attributable to common stockholders-basic | $ / shares							3.24
Net income (loss) per share attributable to common stockholders-diluted | $ / shares							$ 3.24
IPO [Member]
Nature Of Business [Line Items]
Common stock issued and sold	6,250,000		6,250,000
Common stock price per share | $ / shares	$ 8.00		$ 8.00
Proceeds from stock issuance, net of underwriting discounts, commissions, and other offering expenses | $	$ 42,700,000		$ 42,529,000
Underwriting discounts and commissions | $	3,500,000		3,500,000
Other offering expenses | $	$ 3,800,000		$ 3,971,000
Number of shares converted	9,699,600		9,699,600
Number shares issued in share conversion	2,590,742
Accrued dividends | $	$ 36,016
Preferred stock, authorize for future issuance				5,000,000					5,000,000
Preferred stock, par value | $ / shares				$ 0.001					$ 0.001
Preferred stock, issued				0					0
Preferred stock, outstanding				0					0
Series A Preferred Stock [Member]
Nature Of Business [Line Items]
Common stock price per share | $ / shares													$ 1.00
Accrued dividends | $			$ 36,016,000
Preferred stock, issued													5,000,000